Exhibit 99.1

SLM Student Loan Trust 2012-7

Monthly Servicing Report

Distribution Date 10/25/2022

Collection Period 09/01/2022 - 09/30/2022

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 09/01/2022 - 09/30/2022, Distribution Date 10/25/2022

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	11/08/2012	08/31/2022	09/30/2022
Principal Balance		$1,189,615,212.08	$377,982,115.15	$373,459,497.06
Interest to be Capitalized Balance		29,184,856.28	4,293,962.16	4,462,971.40
Pool Balance		$1,218,800,068.36	$382,276,077.31	$377,922,468.46
Capitalized Interest Account Balance		$10,000,000.00	-	-
Specified Reserve Account Balance		3,121,961.00	- N/A -	- N/A -
Adjusted Pool (1)		$1,231,922,029.36	$382,276,077.31	$377,922,468.46
Weighted Average Coupon (WAC)		6.76%	6.77%	6.77%
Number of Loans		283,078	63,462	62,413
Aggregate Outstanding Principal Balance - Tbill			$627,102.52	$629,101.72
Aggregate Outstanding Principal Balance - LIBOR			$381,648,974.79	$377,293,366.74
Pool Factor			0.306118540	0.302632263
Since Issued Constant Prepayment Rate			(15.30)%	(15.94)%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	09/26/2022	10/25/2022
	A3	78447KAC6	$340,953,316.54	$336,643,243.78
	B	78447KAD4	$37,500,000.00	$37,500,000.00

C	Account Balances	09/26/2022	10/25/2022
	Reserve Account Balance	$1,248,784.00	$1,248,784.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$739,860.01	$1,298,187.17
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	09/26/2022	10/25/2022
	Adjusted Pool Balance + Supplemental Loan Purchase	$382,276,077.31	$377,922,468.46
	Total Notes	$378,453,316.54	$374,143,243.78
	Difference	$3,822,760.77	$3,779,224.68
	Parity Ratio	1.01010	1.01010

Page 2 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 09/01/2022 - 09/30/2022, Distribution Date 10/25/2022

II.	Trust Activity 09/01/2022 through 09/30/2022

A	Student Loan Principal Receipts
	Borrower Principal	830,155.76
	Guarantor Principal	1,278,348.01
	Consolidation Activity Principal	3,951,593.52
	Seller Principal Reimbursement	1,083.43
	Servicer Principal Reimbursement	2,243.54
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	100.06
	Total Principal Receipts	$6,063,524.32
B	Student Loan Interest Receipts
	Borrower Interest	456,353.94
	Guarantor Interest	51,345.34
	Consolidation Activity Interest	163,837.57
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	1,362.53
	Servicer Interest Reimbursement	736.77
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	31,951.37
	Total Interest Receipts	$705,587.52
C	Reserves in Excess of Requirement	-
D	Investment Income	$15,768.98
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	-
	Floor Income Rebate Fees to Dept. of Education	-
	Funds Allocated to the Floor Income Rebate Account	$(558,327.16)
M	AVAILABLE FUNDS	$6,226,553.66
N	Non-Cash Principal Activity During Collection Period	$(1,540,906.23)
O	Non-Reimbursable Losses During Collection Period	$33,703.60
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$100.06
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 09/01/2022 - 09/30/2022, Distribution Date 10/25/2022

III.	2012-7 Portfolio Characteristics

		09/30/2022				08/31/2022
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.65%	76	$344,213.81	0.092%	6.65%	75	$343,123.33	0.091%
	GRACE	6.34%	22	$143,541.52	0.038%	6.30%	21	$132,300.00	0.035%
	DEFERMENT	6.72%	3,826	$21,360,230.32	5.720%	6.73%	3,759	$21,289,004.57	5.632%

REPAYMENT:	CURRENT	6.77%	36,169	$198,597,070.22	53.178%	6.77%	37,960	$208,282,196.92	55.104%
	31-60 DAYS DELINQUENT	6.77%	2,790	$18,906,883.86	5.063%	6.75%	3,060	$20,656,229.09	5.465%
	61-90 DAYS DELINQUENT	6.79%	1,975	$13,603,480.14	3.643%	6.77%	2,311	$16,710,188.59	4.421%
	91-120 DAYS DELINQUENT	6.74%	1,624	$11,555,088.38	3.094%	6.82%	1,685	$12,047,692.56	3.187%
	> 120 DAYS DELINQUENT	6.80%	4,489	$31,572,926.82	8.454%	6.79%	4,077	$28,128,661.72	7.442%

	FORBEARANCE	6.76%	10,952	$73,782,017.53	19.756%	6.77%	10,058	$67,104,601.81	17.753%
	CLAIMS IN PROCESS	6.95%	489	$3,587,507.69	0.961%	6.91%	456	$3,288,116.56	0.870%
	AGED CLAIMS REJECTED	6.80%	1	$6,536.77	0.002%	0.00%	-	$-	0.000%

TOTAL			62,413	$373,459,497.06	100.00%		63,462	$377,982,115.15	100.00%

*	Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 09/01/2022 - 09/30/2022, Distribution Date 10/25/2022

IV.	2012-7 Portfolio Characteristics (cont'd)

	09/30/2022	08/31/2022
Pool Balance	$377,922,468.46	$382,276,077.31
Outstanding Borrower	$15,961,079.70	$16,202,194.16
Borrower Accrued Interest	$4,462,971.40	$4,293,962.16
Borrower Accrued Interest	$2,684,663.50	$2,652,533.66
Total # Loans	62,413	63,462
Total # Borrowers	28,678	29,171
Weighted Average Coupon	6.77%	6.77%
Weighted Average	167.79	166.68
Non-Reimbursable Losses	$33,703.60	$34,592.61
Cumulative Non-	$6,132,476.11	$6,098,772.51
Since Issued Constant	-15.94%	-15.30%
Loan Substitutions	-	-
Cumulative Loan	-	-
Rejected Claim	-	-
Cumulative Rejected Claim	$364,278.81	$364,278.81
Unpaid Primary Servicing	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity	$1,576,329.21	$1,473,951.30
Borrower Interest Accrued	$2,002,478.05	$2,093,720.55
Interest Subsidy Payments	$71,143.61	$74,897.76
Special Allowance	$57,983.64	$50,777.66
Payments Accrued

Page 5 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 09/01/2022 - 09/30/2022, Distribution Date 10/25/2022

V.	2012-7 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	6.62%	33,204	144,967,676.72	38.818%
	- GSL - Unsubsidized	6.65%	27,604	200,957,016.94	53.810%
	- PLUS (2) Loans	8.42%	1,603	27,514,913.46	7.368%
	- SLS (3) Loans	6.03%	2	19,889.94	0.005%
	- Consolidation Loans	0.00%	0	-	0.000%
	Total	6.77%	62,413	$373,459,497.06	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	6.78%	51,838	326,156,367.23	87.334%
	- Two Year	6.71%	9,041	40,609,862.16	10.874%
	- Technical	6.59%	1,505	6,543,426.37	1.752%
	- Other	6.57%	29	149,841.30	0.040%
	Total	6.77%	62,413	$373,459,497.06	100.000%

*	Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 09/01/2022 - 09/30/2022, Distribution Date 10/25/2022

VI.	2012-7 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$6,226,553.66
A	Trustee Fees	-	$6,226,553.66
B	Primary Servicing Fee	$128,298.76	$6,098,254.90
C	Administration Fee	$6,667.00	$6,091,587.90
D	Class A Noteholders' Interest Distribution Amount	$1,025,568.63	$5,066,019.27
E	Class B Noteholders' Interest Distribution Amount	$147,537.50	$4,918,481.77
F	Reserve Account Reinstatement		$4,918,481.77
G	Class A Noteholders' Principal Distribution Amount	$4,310,072.76	$608,409.01
H	Class B Noteholders' Principal Distribution Amount	-	$608,409.01
I	Unpaid Expenses of The Trustees	-	$608,409.01
J	Carryover Servicing Fee	-	$608,409.01
K	Remaining Amounts to the Noteholders after the first auction date	-	$608,409.01
L	Excess Distribution Certificateholder	$608,409.01	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$373,459,497.06
B	Interest to be Capitalized	$4,462,971.40
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,248,784.00
E	Less: Specified Reserve Account Balance	$(1,248,784.00)
F	Total	$377,922,468.46
G	Class A Notes Outstanding (after application of available funds)	$336,643,243.78
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 09/01/2022 - 09/30/2022, Distribution Date 10/25/2022

VII.	2012-7 Distributions

Distribution Amounts

	A3	B
Cusip/Isin	78447KAC6	78447KAD4
Beginning Balance	$340,953,316.54	$37,500,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.65%	1.80%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	9/26/2022	9/26/2022
Accrual Period End	10/25/2022	10/25/2022
Daycount Fraction	0.08055556	0.08055556
Interest Rate*	3.7340%	4.8840%
Accrued Interest Factor	0.003007944	0.003934333
Current Interest Due	$1,025,568.63	$147,537.50
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$1,025,568.63	$147,537.50
Interest Paid	$1,025,568.63	$147,537.50
Interest Shortfall	-	-
Principal Paid	$4,310,072.76	-
Ending Principal Balance	$336,643,243.78	$37,500,000.00
Paydown Factor	0.007495779	0.000000000
Ending Balance Factor	0.585466511	1.000000000

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/abrate.txt.

Page 8 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 09/01/2022 - 09/30/2022, Distribution Date 10/25/2022

VIII.	2012-7 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$378,453,316.54
	Adjusted Pool Balance	$377,922,468.46
	Overcollateralization Amount	$3,779,224.68
	Principal Distribution Amount	$4,310,072.76
	Principal Distribution Amount Paid	$4,310,072.76

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,248,784.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,248,784.00
	Required Reserve Acct Balance	$1,248,784.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,248,784.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$739,860.01
	Deposits for the Period	$558,327.16
	Release to Collection Account	-
	Ending Balance	$1,298,187.17

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 09/01/2022 - 09/30/2022, Distribution Date 10/25/2022